CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues
Net premiums	$ 8,254,027	$ 7,906,596	$ 7,335,687
Investment income, net of related expenses	1,699,865	1,436,206	1,281,197
Investment related gains (losses), net:
Other-than-temporary impairments on fixed maturity securities	(12,654)	(15,908)	(30,873)
Other-than-temporary impairments on fixed maturity securities transferred to (from) accumulated other comprehensive income	(247)	(7,618)	3,924
Other investment related gains (losses), net	76,891	277,662	(9,107)
Total investment related gains (losses), net	63,990	254,136	(36,056)
Other revenues	300,471	243,973	248,710
Total revenues	10,318,353	9,840,911	8,829,538
Benefits and expenses
Claims and other policy benefits	7,304,332	6,665,999	6,225,183
Interest credited	476,514	379,915	316,394
Policy acquisition costs and other insurance expenses	1,300,780	1,306,470	990,021
Other operating expenses	466,717	451,759	419,340
Interest expense	124,307	105,348	102,638
Collateral finance facility expense	10,449	12,197	12,391
Total benefits and expenses	9,683,099	8,921,688	8,065,967
Income before income taxes	635,254	919,223	763,571
Provision for income taxes	216,417	287,330	217,526
Net income	$ 418,837	$ 631,893	$ 546,045
Earnings per share
Basic earnings per share (in dollars per share)	$ 5.82	$ 8.57	$ 7.42
Diluted earnings per share (in dollars per share)	$ 5.78	$ 8.52	$ 7.37
Dividends declared per share	$ 1.08	$ 0.84	$ 0.60